Offerings - Offering: 1	Nov. 15, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.000006 per share
Amount Registered | shares	9,019,607
Proposed Maximum Offering Price per Unit	25.5
Maximum Aggregate Offering Price	$ 229,999,978
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,212
Offering Note
(1)
The Ordinary Shares may be represented by American depositary shares, or ADSs, each of which represents one Ordinary Share. ADSs issuable upon deposit of Ordinary Shares registered hereby, have been registered under a separate registration statement on Form
F-6
(Registration
No. 333-273257).

(2)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933 and represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form
S-3ASR
filed with the Securities and Exchange Commission on April 19, 2024 (File
No. 333-278843)
paid with the filing of this prospectus supplement.

(3)	Includes up to 1,176,470 ADSs that the underwriters may purchase pursuant to their option to purchase additional ADSs.